Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies.
Schedule of purchase commitments

		Less than One	Over One
	Total	Year	Year
	US$	US$	US$
Purchase commitments	747	745	2